Long-term loans	12 Months Ended
Dec. 31, 2024
Long-term loans

Note 17 – Long-term loans

A.	Composition of long-term loans from banks:

NIS in thousands

Long-term credit from banks	113,979
Current maturities of long-term loans	19,279
133,258

B.	Information on material loans

	Original loan amount	Interest Rate	Loans Period (years)	December 31, 2024	December 31, 2023
	NIS thousands			NIS thousands
Long-term material loans from bank	132,000	Prime rate plus a spread of 1.5%-2.56%	1.5-5.5	123,508	113,471

Less current maturities				(15,594)	(44,762)
Total				107,914	68,709